INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures:

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Unilin Arauco Pisos Ltda.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	7,270	4,461	7,900	3,549
Non-current	5,535	28	5,094	18
Equity		8,316		9,427
Total Joint Arrangement	12,805	12,805	12,994	12,994
Investment	4,158		4,714

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	17,910	1,305
Expenses	(18,736)	(1,974)
Joint Arrangement Net Income (Loss)	(826)	(669)
Other comprehensive income	-	-
Comprehensive income	(826)	(669)
Dividends	-	-

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	18,876	5,388	15,817	4,348
Non-current	32,040	5,054	31,690	5,021
Equity		40,474		38,138
Total Joint Arrangement	50,916	50,916	47,507	47,507
Investment	20,237		19,069

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	43,678	48,276
Expenses	(40,111)	(44,045)
Joint Arrangement Net Income (Loss)	3,567	4,231
Other comprehensive income	-	-
Comprehensive income	3,567	4,231
Dividends	-	-

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	265,578	235,676	223,145	213,228
Non-current	664,689	323,770	616,467	312,404
Equity		370,821		313,980
Total Joint Arrangement	930,267	930,267	839,612	839,612
Net assets	151,920		120,800
Net asset adjustment (Goodwill)	33,491		36,190
Investment	185,411		156,990

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	976,936	507,179
Expenses	(954,979)	(495,560)
Joint Arrangement Net Income (Loss)	21,957	11,619
Other comprehensive income	-	-
Comprehensive income	21,957	11,619
Dividends	-	-

Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2017		12-31-2016
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	202,669	186,626	173,258	182,834
Non-current	2,076,255	586,034	2,131,266	735,679
Equity		1,506,264		1,386,011
Total Joint Arrangement	2,278,924	2,278,924	2,304,524	2,304,524
Investment	753,132		693,006

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	768,508	680,819
Expenses	(650,174)	(618,387)
Joint Arrangement Net Income (Loss)	118,334	62,432

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	33,012	22,582	23,745	21,039
Non-current	174,943	2,314	178,236	1,381
Equity		183,059		179,561
Total Joint Arrangement	207,955	207,955	201,981	201,981
Investment	91,530		89,781

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	15,113	8,443
Expenses	(9,926)	(2,876)
Joint Arrangement Net Income (Loss)	5,187	5,567

	12-31-2017		12-31-2016
	Assets	Liabilities	Assets	Liabilities
Eufores S.A.(consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	183,175	180,298	178,644	200,525
Non-current	612,187	7,948	604,736	23,052
Equity		607,116		559,803
Total Joint Arrangement	795,362	795,362	783,380	783,380
Investment	303,558		279,902

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	336,705	296,927
Expenses	(286,616)	(280,054)
Joint Arrangement Net Income (Loss)	50,089	16,873

	12-31-2017		12-31-2016
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,105	97,233	4,397	82,331
Non-current	483,884	43,180	492,815	63,021
Equity		349,576		351,860
Total Joint Arrangement	489,989	489,989	497,212	497,212
Investment	174,788		175,930

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Income	22,129	31,042
Expenses	(24,413)	(25,966)
Joint Arrangement Net Income (Loss)	(2,284)	5,076